UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22786

Multisector Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Multisector Income Portfolio

October 31, 2017

Portfolio of Investments

Corporate Bonds & Notes — 21.4%

Security		Principal Amount* (000’s omitted)	Value

Auto Manufacturers — 2.3%
Ford Motor Credit Co., LLC, 4.05%, 12/10/18	AUD	14,370	$11,170,483

			$11,170,483

Banks — 2.5%
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	11,300	$8,081,255
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	6,095	4,238,151

			$12,319,406

Commercial Services — 0.4%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		1,670	$1,736,800

			$1,736,800

Computers — 1.7%
Seagate HDD Cayman, 4.875%, 6/1/27		5,951	$5,834,949
Seagate HDD Cayman, 5.75%, 12/1/34		2,474	2,381,542

			$8,216,491

Diversified Financial Services — 2.7%
Jefferies Finance, LLC/JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)		2,623	$2,685,296
Och-Ziff Finance Co., LLC, 4.50%, 11/20/19(1)		10,645	10,472,019

			$13,157,315

Home Builders — 2.2%
CalAtlantic Group, Inc., 5.00%, 6/15/27		1,400	$1,473,500
MDC Holdings, Inc., 6.00%, 1/15/43		9,914	9,561,557

			$11,035,057

Mining — 1.6%
Freeport-McMoRan, Inc., 5.45%, 3/15/43		8,106	$7,660,170

			$7,660,170

Oil & Gas — 2.2%
Hess Corp., 4.30%, 4/1/27		2,720	$2,744,506
Nabors Industries, Inc., 5.10%, 9/15/23		665	631,750
Rowan Cos., Inc., 5.40%, 12/1/42		9,894	7,568,910

			$10,945,166

Security		Principal Amount* (000’s omitted)	Value

Oil & Gas Services — 1.0%
Oceaneering International, Inc., 4.65%, 11/15/24		4,870	$4,846,789

			$4,846,789

Real Estate Investment Trusts (REITs) — 1.4%
CBL & Associates, L.P., 4.60%, 10/15/24		7,235	$6,881,823

			$6,881,823

Retail — 3.4%
JC Penney Corp., Inc., 6.375%, 10/15/36		3,000	$1,777,500
L Brands, Inc., 6.75%, 7/1/36		1,520	1,493,400
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43		10,900	8,417,759
Signet UK Finance PLC, 4.70%, 6/15/24		5,000	4,986,425

			$16,675,084

Total Corporate Bonds & Notes (identified cost $101,138,552)			$104,644,584

Foreign Corporate Bonds — 19.2%

Security		Principal Amount* (000’s omitted)	Value

Airlines — 1.0%
Azul Investments LLP, 5.875%, 10/26/24(1)		3,790	$3,795,685
Latam Finance, Ltd., 6.875%, 4/11/24(1)		1,150	1,221,300

			$5,016,985

Banks — 1.6%
Australia and New Zealand Banking Group, Ltd., 3.75%, 7/25/19(2)	AUD	9,450	$7,413,008
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/6/28 (1)(3)(4)		610	664,900

			$8,077,908

Diversified Financial Services — 0.7%
Banco BTG Pactual S.A./Cayman Islands, 5.75%, 9/28/22(1)		3,578	$3,515,385

			$3,515,385

Electric — 1.1%
Trinidad Generation UnLtd, 5.25%, 11/4/27(1)		5,411	$5,492,165

			$5,492,165

21	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Foods — 1.7%
ESAL GmbH, 6.25%, 2/5/23(1)		8,730	$8,446,275

			$8,446,275

Forest Products & Paper — 1.1%
Suzano Austria GmbH, 7.00%, 3/16/47(1)		4,634	$5,187,763

			$5,187,763

Holding Company – Diversified — 0.6%
Grupo KUO SAB de CV, 5.75%, 7/7/27(1)		2,680	$2,751,556

			$2,751,556

Miscellaneous Manufacturing — 1.8%
Bombardier, Inc., 7.45%, 5/1/34(1)		9,110	$9,064,450

			$9,064,450

Oil & Gas — 3.9%
Ecopetrol S.A., 5.875%, 5/28/45		9,158	$9,089,315
Petrobras Global Finance B.V., 5.625%, 5/20/43		11,000	9,924,750

			$19,014,065

Pharmaceuticals — 0.3%
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46		1,560	$1,245,535

			$1,245,535

Telecommunications — 4.2%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	233,020	$11,490,107
Oi Brasil Holdings Cooperatief UA, 5.75%, 2/10/22(1)(5)		25,100	8,973,250

			$20,463,357

Transportation — 1.2%
A.P. Moller - Maersk A/S, 3.875%, 9/28/25(1)		3,060	$3,094,924
JSL Europe S.A., 7.75%, 7/26/24(1)		2,660	2,836,225

			$5,931,149

Total Foreign Corporate Bonds (identified cost $107,622,724)			$94,206,593

Foreign Government Bonds — 23.0%

Security		Principal Amount (000’s omitted)	Value

Argentina — 0.6%
Republic of Argentina, 7.82%, 12/31/33	EUR	2,271	$3,046,696

			$3,046,696

Australia — 2.8%
Queensland Treasury Corp., 5.50%, 6/21/21(2)	AUD	16,110	$13,737,946

			$13,737,946

Brazil — 2.3%
Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	35,500	$10,993,030

			$10,993,030

Canada — 8.0%
Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	17,620	$13,415,429
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	15,325	12,730,524
Canadian Government Bond, 0.75%, 3/1/21	CAD	17,415	13,177,544

			$39,323,497

Mexico — 2.6%
Mexican Bonos, 7.75%, 5/29/31	MXN	238,690	$12,860,880

			$12,860,880

Norway — 1.2%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	8,300	$5,883,905

			$5,883,905

Supranational — 5.0%
European Investment Bank, 7.20%, 7/9/19(1)	IDR	71,560,000	$5,346,831
International Bank for Reconstruction & Development, 3.50%, 1/22/21	NZD	10,340	7,267,867
International Finance Corp., 6.30%, 11/25/24	INR	420,000	6,588,232
International Finance Corp., 6.45%, 10/30/18	INR	318,500	4,973,490

			$24,176,420

Uruguay — 0.5%
Republic of Uruguay, 8.50%, 3/15/28(1)	UYU	71,170	$2,478,633

			$2,478,633

Total Foreign Government Bonds (identified cost $112,624,003)			$112,501,007

22	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Convertible Bonds — 2.3%

Security	Principal Amount (000’s omitted)	Value

Oil & Gas — 2.3%
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 4.50%, 3/1/21(1)(6)	$3,711	$4,134,819
Nabors Industries, Inc., 0.75%, 1/15/24(1)	9,565	7,078,100

Total Convertible Bonds (identified cost $10,348,904)		$11,212,919

Asset-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$1,204	$1,252,754
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class B, 5.75%, 5/17/32(1)(7)	951	972,843

Total Asset-Backed Securities (identified cost $2,147,637)		$2,225,597

Commercial Mortgage-Backed Securities — 8.0%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.441%, 12/10/54(1)(8)	$2,000	$1,666,239
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D, 4.516%, 7/10/47(1)(8)	2,000	1,764,048
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.559%, 9/15/47(1)(8)	1,780	1,531,554
Series 2014-C23, Class D, 3.958%, 9/15/47(1)(8)	5,500	4,758,765
Series 2015-C29, Class D, 3.702%, 5/15/48(8)	5,000	4,005,550
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.134%, 7/15/50(1)(8)	5,150	4,504,553
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(8)	3,685	2,789,468
Motel 6 Trust
Series 2017-MTL6, Class E, 4.489%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(9)	2,592	2,590,575
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(1)	3,386	2,647,250
Series 2015-C31, Class D, 3.852%, 11/15/48	4,900	3,823,196
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	8,400	6,121,108

Security	Principal Amount (000’s omitted)	Value

WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	$4,025	$2,779,836

Total Commercial Mortgage-Backed Securities (identified cost $37,833,853)		$38,982,142

Senior Floating-Rate Loans — 0.8%(10)

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.0%(11)
Education Management, LLC, Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing 7/2/20(12)	$197	$93,351
Education Management, LLC, Term Loan, 8.85%, (3 mo. USD LIBOR + 7.50%), Maturing 7/2/20(12)	442	0

		$93,351

Health Care — 0.6%
BioClinica, Inc., Term Loan, 5.63%, (3 mo. USD LIBOR + 4.25%), Maturing 10/20/23	$2,731	$2,687,997

		$2,687,997

Retailers (Except Food and Drug) — 0.2%
Neiman Marcus Group Ltd., LLC, Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing 10/25/20	$1,439	$1,139,321

		$1,139,321

Total Senior Floating-Rate Loans (identified cost $4,676,376)		$3,920,669

Common Stocks — 8.2%

Security	Shares	Value

Banks — 0.6%
Regions Financial Corp.	191,728	$2,967,949

		$2,967,949

Business Equipment and Services — 0.0%
Education Management Corp.(12)(13)(14)	2,788,966	$0

		$0

Electronics — 0.6%
Corning, Inc.	88,391	$2,767,522

		$2,767,522

23	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Home Builders — 1.4%
CalAtlantic Group, Inc.	74,630	$3,682,244
Lennar Corp., Class A	56,512	3,146,023

		$6,828,267

Iron & Steel — 0.4%
Cleveland-Cliffs, Inc.(13)	308,263	$1,837,248

		$1,837,248

Mining — 0.4%
Freeport-McMoRan, Inc.(13)	151,142	$2,112,965

		$2,112,965

Miscellaneous Manufacturing — 0.6%
Ingersoll-Rand PLC	24,650	$2,183,990
Toshiba Corp.(13)	332,000	959,836

		$3,143,826

Oil & Gas — 2.5%
Frontera Energy Corp.(13)	125,960	$3,765,977
Royal Dutch Shell PLC, Class B, ADR	72,926	4,766,444
Sable Permian Resources, LLC(12)(13)(14)	11,719,991	3,984,797

		$12,517,218

Retail — 0.2%
Signet Jewelers, Ltd.	12,300	$806,511

		$806,511

Semiconductors — 0.8%
Intel Corp.	51,983	$2,364,707
QUALCOMM, Inc.	26,300	1,341,563

		$3,706,270

Transportation — 0.7%
A.P. Moller - Maersk A/S, Class B	1,735	$3,325,970

		$3,325,970

Total Common Stocks (identified cost $59,606,660)		$40,013,746

Convertible Preferred Stocks — 2.4%

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(12)(13)(14)	3,103	$0

		$0

Diversified Financial Services — 0.6%
AMG Capital Trust II, 5.15%	46,300	$2,824,300

		$2,824,300

Oil & Gas — 1.7%
Chesapeake Energy Corp., 5.75%	14,865	$8,380,144

		$8,380,144

Pharmaceuticals — 0.1%
Teva Pharmaceutical Industries, Ltd., 7.00%	2,450	$697,025

		$697,025

Total Convertible Preferred Stocks (identified cost $18,221,224)		$11,901,469

Preferred Stocks — 0.0%(11)

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 0.0%(11)
CBL & Associates Properties, Inc., Series D, 7.375%	3,150	$77,742

Total Preferred Stocks (identified cost $72,922)		$77,742

Warrants — 0.0%

Security	Shares	Value

Oil & Gas — 0.0%
Sable Permian Resources, LLC, Exp. 5/2/22(12)(13)(14)	1,938,645	$0

Total Warrants (identified cost $0)		$0

24	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Short-Term Investments — 12.6%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.35%(15)	61,791,243	$61,797,422

Total Short-Term Investments (identified cost $61,801,950)		$61,797,422

Total Investments — 98.3% (identified cost $516,094,805)		$481,483,890

Other Assets, Less Liabilities — 1.7%		$8,528,482

Net Assets — 100.0%		$490,012,372

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $146,764,522 or 30.0% of the Portfolio’s net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2017, the aggregate value of these securities is $21,150,954 or 4.3% of the Portfolio’s net assets.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	The issuer is in default with respect to interest and/or principal payments.

(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(7)	Multi-step coupon security. Interest rate represents the rate in effect at October 31, 2017.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2017.

(9)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2017.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)	Amount is less than 0.05%.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(13)	Non-income producing security.

(14)	Security was acquired in connection with a restructuring of a Senior Loan or bond and may be subject to restrictions on resale.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	53.2%	$261,261,038
Brazil	11.0	53,672,363
Canada	9.9	48,387,947
Mexico	5.7	27,767,443
Supranational	5.0	24,176,420
Australia	4.3	21,150,954
Colombia	2.6	12,855,292
Denmark	1.3	6,420,894
Norway	1.2	5,883,905
Trinidad and Tobago	1.1	5,492,165
Netherlands	1.0	4,766,444
Argentina	0.6	3,046,696
Uruguay	0.5	2,478,633
Israel	0.4	1,942,560
Chile	0.3	1,221,300
Japan	0.2	959,836

Total Investments	98.3%	$481,483,890

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	65.8%	$322,304,073
Canadian Dollar	8.0	39,323,497
Australian Dollar	6.6	32,321,437
New Zealand Dollar	5.2	25,471,178
Mexican Peso	5.0	24,350,987
Indian Rupee	2.4	11,561,722
Brazilian Real	2.2	10,993,030
Indonesian Rupiah	1.1	5,346,831
Other currency, less than 1% each	2.0	9,811,135

Total Investments	98.3%	$481,483,890

25	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	972,911	JPY	110,224,000	Bank of America, N.A.	1/31/18	$—	$(1,021)

Abbreviations:

ADR	–	American Depositary Receipt
LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
EUR	–	Euro
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee

JPY	–	Japanese Yen
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
USD	–	United States Dollar
UYU	–	Uruguayan Peso

26	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2017

Statement of Assets and Liabilities

Assets	October 31, 2017
Unaffiliated investments, at value (identified cost, $454,292,855)	$419,686,468
Affiliated investment, at value (identified cost, $61,801,950)	61,797,422
Cash	158,613
Foreign currency, at value (identified cost, $211)	205
Dividends receivable	219,758
Interest receivable	5,366,333
Dividends receivable from affiliated investment	66,577
Receivable for investments sold	2,869,286
Tax reclaims receivable	238,657
Total assets	$490,403,319

Liabilities
Payable for open forward foreign currency exchange contracts	$1,021
Payable to affiliates:
Investment adviser fee	232,372
Trustees’ fees	2,442
Accrued foreign capital gains taxes	13,807
Accrued expenses	141,305
Total liabilities	$390,947
Net Assets applicable to investors’ interest in Portfolio	$490,012,372

Sources of Net Assets
Investors’ capital	$524,739,550
Net unrealized depreciation	(34,727,178)
Total	$490,012,372

27	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2017

Statement of Operations

Investment Income	Year Ended October 31, 2017
Interest and other income (net of foreign taxes, $15,810)	$24,246,291
Dividends (net of foreign taxes, $12,071)	3,444,356
Dividends from affiliated investment	607,605
Total investment income	$28,298,252

Expenses
Investment adviser fee	$3,012,122
Trustees’ fees and expenses	31,810
Custodian fee	169,674
Legal and accounting services	88,335
Miscellaneous	18,430
Total expenses	$3,320,371

Net investment income	$24,977,881

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(17,506,486)
Investment transactions — affiliated investment	11,087
Foreign currency transactions	16,532
Forward foreign currency exchange contracts	35,698
Net realized loss	$(17,443,169)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $4,268)	$58,444,934
Investments — affiliated investment	(17,276)
Foreign currency	(99,405)
Forward foreign currency exchange contracts	(1,021)
Net change in unrealized appreciation (depreciation)	$58,327,232

Net realized and unrealized gain	$40,884,063

Net increase in net assets from operations	$65,861,944

28	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2017

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$24,977,881	$37,314,366
Net realized loss	(17,443,169)	(180,126,718)
Net change in unrealized appreciation (depreciation)	58,327,232	172,813,996
Net increase in net assets from operations	$65,861,944	$30,001,644
Capital transactions —
Contributions	$17,240,572	$22,371,417
Withdrawals	(216,339,125)	(589,773,410)
Net decrease in net assets from capital transactions	$(199,098,553)	$(567,401,993)

Net decrease in net assets	$(133,236,609)	$(537,400,349)

Net Assets
At beginning of year	$623,248,981	$1,160,649,330
At end of year	$490,012,372	$623,248,981

29	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2017

Financial Highlights

	Year Ended October 31,				Period Ended October 31, 2013(1)
Ratios/Supplemental Data	2017	2016	2015	2014
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.61%	0.60%	0.58%	0.59%	0.65	%(3)
Net investment income	4.56%	5.20%	4.49%	3.38%	3.53	%(3)
Portfolio Turnover	44%	74%	45%	46%	40	%(4)

Total Return	12.33%	10.17%	(11.99)%	9.07%	7.99	%(4)

Net assets, end of period (000’s omitted)	$490,012	$623,249	$1,160,649	$1,810,177	$172,561

(1)	For the period from the start of business, January 11, 2013, to October 31, 2013.

(2)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(3)	Annualized.

(4)	Not annualized.

30	See Notes to Financial Statements.

Multisector Income Portfolio

October 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Multisector Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2017, Eaton Vance Multisector Income Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

31

Multisector Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

32

Multisector Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion, 0.53% from $1 billion but less than $2.5 billion, 0.51% from $2.5 billion but less than $5 billion and 0.50% of average daily net assets of $5 billion or more, and is payable monthly. For the year ended October 31, 2017, the Portfolio’s investment adviser fee amounted to $3,012,122 or 0.55% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the year ended October 31, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$186,226,451	$354,602,973
U.S. Government and Agency Securities	26,886,627	27,956,612

	$213,113,078	$382,559,585

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$518,367,729

Gross unrealized appreciation	$22,995,853
Gross unrealized depreciation	(59,879,692)

Net unrealized depreciation	$(36,883,839)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2017 is included in the Portfolio of Investments. At October 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

33

Multisector Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $1,021. At October 31, 2017, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Portfolio and the counterparty that governs certain OTC derivatives and contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by the counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(1,021	)(1)

Total Derivatives subject to master netting or similar agreements	$—	$(1,021)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of October 31, 2017.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Bank of America, N.A.	$(1,021)	$—	$—	$—	$(1,021)

	$(1,021)	$—	$—	$—	$(1,021)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

34

Multisector Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$35,698	$(1,021)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2017, which is indicative of the volume of this derivative type, was approximately $567,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2017.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

35

Multisector Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

At October 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$104,644,584	$—	$104,644,584
Foreign Corporate Bonds	—	94,206,593	—	94,206,593
Foreign Government Bonds	—	112,501,007	—	112,501,007
Convertible Bonds	—	11,212,919	—	11,212,919
Asset-Backed Securities	—	2,225,597	—	2,225,597
Commercial Mortgage-Backed Securities	—	38,982,142	—	38,982,142
Senior Floating-Rate Loans	—	3,827,318	93,351	3,920,669
Common Stocks	31,743,143	4,285,806 **	3,984,797	40,013,746
Convertible Preferred Stocks	3,521,325	8,380,144	0	11,901,469
Preferred Stocks	77,742	—	—	77,742
Warrants	—	—	0	0
Short-Term Investments	—	61,797,422	—	61,797,422

Total Investments	$35,342,210	$442,063,532	$4,078,148	$481,483,890

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,021)	$—	$(1,021)

Total	$—	$(1,021)	$—	$(1,021)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2017 is not presented. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

36

Multisector Income Portfolio

October 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Multisector Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Multisector Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2017, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Multisector Income Portfolio as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 15, 2017

37

Eaton Vance

Multisector Income Fund

October 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Multisector Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds
(35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm)
(1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

38

Eaton Vance

Multisector Income Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm)
(2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products)
(2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

39

Eaton Vance

Multisector Income Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO
(2012-2017) and Managing Director at BlackRock/Barclays Global Investors
(2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

41

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Investment Adviser of Multisector Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Multisector Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

13991    10.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the

Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such period.

Fiscal Years Ended	10/31/16	10/31/17
Audit Fees	$57,375	$51,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,686	$17,951
All Other Fees(3)	$0	$0

Total	$75,061	$69,851

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by D&T for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the Series.

Fiscal Years Ended	10/31/16	10/31/17
Registrant	$17,686	$17,951
Eaton Vance	$56,434	$148,018

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multisector Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017